Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		$ 169,212	$ 163,502	$ 636,742	$ 413,837
Revenues from Arena License Agreements, leases and subleases		32,017	30,486	66,819	61,313
Revenues	[1]	201,229	193,988	703,561	475,150
MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						$ 582,080	$ 57,487	$ 584,601
Revenues from Arena License Agreements, leases and subleases						71,410	24,325	0
Revenues	[2]					653,490	81,812	584,601
Event-related and entertainment offerings | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		102,314	90,899	443,992	268,391
Event-related and entertainment offerings | Transferred at Point in Time | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						386,309	14,062	390,691
Sponsorship, signage and suite licenses | Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		59,724	55,609	167,113	113,565
Sponsorship, signage and suite licenses | Transferred over Time | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						156,387	15,897	177,209
Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		2,140	660	4,815	1,915
Other | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						2,960	2,786	10,786
Other | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		7,174	16,994	25,637	31,881
Other | Transferred at Point in Time | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						39,384	27,528	16,701
Ticketing and venue license fee revenues
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		45,547	46,867	291,404	172,844
Ticketing and venue license fee revenues | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						250,092	8,311	310,971
Sponsorship and signage, suite, and advertising commission revenues
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		78,504	79,631	215,812	161,046
Sponsorship and signage, suite, and advertising commission revenues | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						219,113	43,312	200,503
Food, beverage and merchandise revenues
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		$ 43,021	$ 36,344	$ 124,711	$ 78,032
Food, beverage and merchandise revenues | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						$ 109,915	$ 3,078	$ 62,341

[1]	See Note 15. Related Party Transactions, for further information on related party arrangements.
[2]	See Note 19, Related Party Transactions, for further information on related party arrangements